(39) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 4) - Unconsolidated [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	R$ 567,266	R$ 325,469
Interest on capital	248,940	376,261
Total	816,205	701,731
CPFL Telecom SA [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend		1,111
Interest on capital
Total		1,111
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	504,789	92,596
Interest on capital	115,928	110,214
Total	620,717	202,810
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend		26,795
Interest on capital		94,312
Total		121,107
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	32,172	6,226
Interest on capital	35,254	31,708
Total	67,426	37,934
Companhia Luz e Forca Santa Cruz [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend
Interest on capital	39,728	19,160
Total	39,728	19,160
CPFL Centrais Geradoras ("CPFL Centrais Geradoras") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	815	815
Interest on capital
Total	815	815
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend		71,099
Interest on capital	53,937	102,436
Total	53,937	173,535
TI Nect Servicos de Informatica Ltda. ("Authi") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	10,000	151
Interest on capital
Total	10,000	151
CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	10,194	3,398
Interest on capital
Total	10,194	3,398
CPFL Eficiencia Energetica S.A (CPFL Eficiencia) [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	2,630	12,195
Interest on capital	2,550	15,104
Total	5,179	27,299
CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend		111,083
Interest on capital	1,200	2,451
Total	1,200	113,534
NECT Servicos Administrativos Ltda ("Nect") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend
Interest on capital
Total
CPFL Planalto Ltda. ("CPFL Planalto") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend
Interest on capital
Total
CPFL Atende Centro de Contatos e Atendimento Ltda. ("CPFL Atende") [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend		0
Interest on capital	343	876
Total	343	R$ 876
CPFL Jaguari [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	3,473
Interest on capital
Total	3,473
CPFL Servicos [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Dividend	3,193
Interest on capital
Total	R$ 3,193